EMPLOYEE BENEFIT PLANS - Schedule of Pension Plan Assets Measured at Fair Value (FY) (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
United States | Equity
Defined Benefit Plan Disclosure [Line Items]
NAV	$ 0	$ 0
Fair value of plan assets	18,122	17,446
United States | Equity | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,122	17,446
United States | Equity | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
United States | Equity | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
United States | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
NAV	0	0
Fair value of plan assets	18,304	17,038
United States | Debt Securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,273	4,766
United States | Debt Securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,031	12,272
United States | Debt Securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
United States | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
NAV	0	0
Fair value of plan assets	1,006	1,318
United States | Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,006	1,318
United States | Cash and cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
United States | Cash and cash equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan
Defined Benefit Plan Disclosure [Line Items]
NAV	4,586	3,589
Fair value of plan assets	319,033	277,085
Foreign Plan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	64,555	65,989
Foreign Plan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	236,769	194,511
Foreign Plan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,123	12,996
Foreign Plan | Equity
Defined Benefit Plan Disclosure [Line Items]
NAV	4,586	3,589
Fair value of plan assets	138,874	120,336
Foreign Plan | Equity | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	38,647	38,053
Foreign Plan | Equity | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	95,641	78,694
Foreign Plan | Equity | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
NAV	0	0
Fair value of plan assets	111,204	90,508
Foreign Plan | Debt Securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan | Debt Securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	111,204	90,508
Foreign Plan | Debt Securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
NAV	0	0
Fair value of plan assets	2,507	4,406
Foreign Plan | Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,507	4,406
Foreign Plan | Cash and cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan | Cash and cash equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
NAV	0	0
Fair value of plan assets	29,016	26,033
Foreign Plan | Insurance Contracts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan | Insurance Contracts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,893	13,037
Foreign Plan | Insurance Contracts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 13,123	$ 12,996